Leases	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
Leases

16. Leases

This note provides information for leases where the Group is a lessee.

16.1. The Group’s leasing activities and how these are accounted for

One lease agreement related to the headquarters office in Malmö, Sweden, commenced during the twelve months ended December 31, 2023. The lease term is 5 years. The addition to the right-of-use asset amounts to $5.2 million.

One lease agreement related to research and development premises in Lund, Sweden, commenced during the twelve months ended December 31, 2023. The addition to the right-of-use asset amounts to $7.7 million for a term of 15 years.

Lease terms for production facilities are generally between 10 and 20 years, and lease terms for other properties (i.e., offices) are generally between one and 15 years. Lease terms for production equipment are generally between one and five years. The Group also has leases with a shorter lease term than 12 months and leases pertaining to assets of low value, such as office equipment. For these, the Group has chosen to apply the exemption rules in IFRS 16 Leases, meaning the value of these contracts is not part of the right-of-use asset or lease liability.

Extension and termination options

Extension and termination options are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. The majority of extension and termination options held are exercisable only by the Group and not by the respective lessor. For more information regarding the Group’s extension options, please refer to Note 4 Significant accounting judgments, estimates and assessments.

16.2. Amounts recognized in the consolidated statement of financial position

The consolidated statement of financial position discloses the following amounts relating to leases:

	2023	2022
Right-of-use assets
Land and buildings	69,434	87,015
Plant and machinery	18,959	21,583
Total	88,393	108,598
Lease liabilities
Non-current	72,570	82,285
Current	16,432	16,823
Total	89,002	99,108

	Land and buildings	Plant and machinery	Total
Cost
At January 1, 2022	138,803	39,277	178,080
Increases	12,989	7,305	20,294
Decreases	(4,594)	(2,499)	(7,093)
Assets held for sale	(38,724)	(10,675)	(49,399)
Exchange differences	(8,361)	(2,883)	(11,244)
At December 31, 2022	100,113	30,525	130,638
Increases	16,700	2,578	19,278
Decreases(1)	(27,255)	(1,775)	(29,030)
Exchange differences	3,015	454	3,469
At December 31, 2023	92,573	31,782	124,355
Accumulated depreciation and impairment
At January 1, 2022	(11,030)	(8,602)	(19,632)
Depreciation	(20,029)	(8,147)	(28,176)
Decreases	(5,094)	215	(4,879)
Impairment(2)	9,688	2,325	12,013
Assets held for sale	12,594	4,230	16,824
Exchange differences	773	1,037	1,810
At December 31, 2022	(13,098)	(8,942)	(22,040)
Depreciation	(8,921)	(5,156)	(14,077)
Decreases	4,687	1,651	6,338
Impairment(3)	(5,355)	—	(5,355)
Exchange differences	(452)	(376)	(828)
At December 31, 2023	(23,139)	(12,823)	(35,962)
Cost, net accumulated depreciation and impairment
At December 31, 2022	87,015	21,583	108,598
At December 31, 2023	69,434	18,959	88,393

(1)
Primarily related to change of lease term due to the decision to discontinue the construction of the new production facility in Peterborough, UK.
(2)
Asset impairment charge related to the YYF Transaction, amounting to $12.0 million. Refer to Note 34 Non-current assets held for sale for details on the YYF Transaction.
(3)
Includes an asset impairment charge of $3.7 million due to the decision to discontinue the construction of the new production facility in Peterborough, UK.

16.3 Amounts recognized in the consolidated statement of operations

	2023	2022	2021
Depreciation and impairment charge of right-of-use assets
Land and buildings	(14,276)	(20,029)	(7,507)
Plant and machinery	(5,156)	(8,147)	(4,982)
Total	(19,432)	(28,176)	(12,489)
Interest expense (included in finance expenses)	(6,779)	(8,144)	(5,026)
Expense relating to short-term leases	(454)	(1,302)	(576)
Expense relating to leases of low-value assets that are not shown above as short-term leases	(723)	(310)	(1,605)

The total cash outflow for leases in 2023 was $19.4 million (2022: 20.7 million).

The Group has the following lease agreements, which had not commenced as of December 31, 2023, but the Group is committed to:

•
One lease agreement regarding production equipment in Ma’anshan, China, under which the Group’s obligations collectively amount to $3.6 million for a term of six years. The lease will commence during 2024.